UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2016

Date of reporting period:  August 31, 2015

Item 1. Schedule of Investments.

Schooner Fund
Schedule of Investments
August 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 87.64%
Accommodation - 0.20%
Marriott International, Inc. - Class A	2,000	$141,320
Wyndham Worldwide Corp.	2,500	191,200
		332,520
Administrative and Support Services - 0.37%
Baker Hughes, Inc.	5,000	280,000
PayPal Holdings, Inc. (a)	10,000	350,000
		630,000
Air Transportation - 0.48%
American Airlines Group, Inc.	7,500	292,350
Delta Air Lines, Inc.	7,500	328,350
Southwest Airlines Co.	5,000	183,500
		804,200
Ambulatory Health Care Services - 0.21%
DaVita HealthCare Partners, Inc. (a)	2,000	151,280
Quest Diagnostics, Inc.	3,000	203,400
		354,680
Apparel Manufacturing - 0.28%
PVH Corp.	1,000	118,980
VF Corp.	5,000	362,150
		481,130
Beverage and Tobacco Product Manufacturing - 3.24%
Altria Group, Inc.	15,000	803,700
Brown-Forman Corp. - Class B	2,000	196,200
Coca-Cola Company	40,000	1,572,800
Coca-Cola Enterprises, Inc.	2,500	128,725
Molson Coors Brewing Co. - Class B	500	34,045
PepsiCo, Inc.	12,500	1,161,625
Philip Morris International, Inc.	12,500	997,500
Reynolds American, Inc.	7,000	586,250
		5,480,845
Broadcasting (except Internet) - 2.41%
CBS Corp. - Class B	4,500	203,580
Comcast Corp. - Class A	22,500	1,267,425
Discovery Communications, Inc. - Class A (a)	7,500	199,500
Scripps Networks Interactive, Inc. - Class A	2,000	106,180
Time Warner Cable, Inc.	3,000	558,060
Viacom, Inc. - Class B	5,000	203,850
Walt Disney Co.	15,000	1,528,200
		4,066,795
Building Material and Garden Equipment and Supplies Dealers - 1.07%
Home Depot, Inc.	11,000	1,281,060
Lowe's Companies, Inc.	7,500	518,775
		1,799,835

Chemical Manufacturing - 10.32%
Abbott Laboratories	15,000	679,350
AbbVie, Inc.	15,000	936,150
Air Products & Chemicals, Inc.	2,000	279,060
Alexion Pharmaceuticals, Inc. (a)	1,500	258,285
Allergan PLC (a)(b)	3,500	1,063,090
Bristol-Myers Squibb Co.	15,000	892,050
Celgene Corp. (a)	7,000	826,560
CF Industries Holdings, Inc.	3,500	200,830
Colgate-Palmolive Co.	7,500	471,075
Dow Chemical Co.	12,000	525,120
Eastman Chemical Co.	2,000	144,920
Ecolab, Inc.	3,000	327,420
EI du Pont de Nemours & Co.	7,500	386,250
Eli Lilly & Co.	10,500	864,675
Gilead Sciences, Inc.	12,500	1,313,375
Johnson & Johnson	25,000	2,349,500
LyondellBasell Industries NV - Class A (b)	5,000	426,900
Mallinckrodt PLC (a)(b)	2,000	172,480
Mead Johnson Nutrition Co.	2,000	156,680
Merck & Co., Inc.	25,000	1,346,250
Monsanto Co.	5,000	488,250
Mosaic Co.	5,000	204,150
Mylan NV (a)(b)	4,500	223,155
Perrigo Co. PLC (b)	1,000	182,970
Pfizer, Inc.	57,000	1,836,540
PPG Industries, Inc.	2,500	238,225
Praxair, Inc.	3,500	370,125
Zoetis, Inc.	6,000	269,220
		17,432,655
Clothing and Clothing Accessories Stores - 0.39%
Gap, Inc.	5,000	164,050
Nordstrom, Inc.	2,000	145,760
TJX Companies, Inc.	5,000	351,600
		661,410
Computer and Electronic Product Manufacturing - 8.17%
Agilent Technologies, Inc.	5,000	181,550
Amphenol Corp. - Class A	2,500	130,900
Analog Devices, Inc.	2,500	139,650
Apple, Inc.	50,000	5,638,000
Applied Materials, Inc.	7,500	120,637
Avago Technologies Ltd. (b)	3,000	377,910
Cisco Systems, Inc.	45,000	1,164,600
EMC Corp.	15,000	373,050
Hewlett-Packard Co.	15,000	420,900
Intel Corp.	40,000	1,141,600
L-3 Communications Holdings, Inc.	1,000	105,470
Micron Technology, Inc. (a)	15,000	246,150
NetApp, Inc.	2,500	79,900
Northrop Grumman Corp.	2,000	327,480
NVIDIA Corp.	5,000	112,400
QUALCOMM, Inc.	12,500	707,250
Raytheon Co.	3,000	307,680
Rockwell Automation, Inc.	1,500	167,745
SanDisk Corp.	2,500	136,400
Seagate Technology PLC (b)	2,500	128,500

St. Jude Medical, Inc.	4,000	283,240
Texas Instruments, Inc.	10,000	478,400
Thermo Fisher Scientific, Inc.	4,000	501,480
Tyco International PLC (b)	5,000	181,450
Western Digital Corp.	3,000	245,880
Xilinx, Inc.	2,500	104,725
		13,802,947
Couriers and Messengers - 0.79%
FedEx Corp.	3,000	451,830
United Parcel Service, Inc. - Class B	9,000	878,850
		1,330,680
Credit Intermediation and Related Activities - 7.97%
American Express Co.	10,000	767,200
Ameriprise Financial, Inc.	2,000	225,340
Bank of America Corp.	100,000	1,634,000
Bank of New York Mellon Corp.	10,000	398,000
BB&T Corp.	7,500	276,900
Capital One Financial Corp.	5,000	388,750
Citigroup, Inc.	29,000	1,550,920
Discover Financial Services	5,000	268,650
Fifth Third Bancorp	10,000	199,200
JPMorgan Chase & Co.	34,000	2,179,400
KeyCorp	10,000	137,400
M&T Bank Corp.	1,500	177,360
Northern Trust Corp.	2,000	139,680
PNC Financial Services Group, Inc.	5,000	455,600
Regions Financial Corp.	15,000	143,850
State Street Corp.	5,000	359,600
SunTrust Banks, Inc.	5,000	201,850
Visa, Inc. - Class A	22,000	1,568,600
Wells Fargo & Co.	45,000	2,399,850
		13,472,150
Data Processing, Hosting and Related Services - 0.39%
Automatic Data Processing, Inc.	4,000	309,280
Citrix Systems, Inc. (a)	2,500	170,275
Fidelity National Information Services, Inc.	2,500	172,650
		652,205
Electrical Equipment, Appliance, and Component Manufacturing - 1.81%
AMETEK, Inc.	2,500	134,550
Corning, Inc.	12,500	215,125
Dover Corp.	2,500	154,875
Emerson Electric Co.	5,000	238,600
General Electric Co.	90,000	2,233,800
Whirlpool Corp.	500	84,050
		3,061,000
Electronics and Appliance Stores - 0.11%
Best Buy Co., Inc.	5,000	183,700

Fabricated Metal Product Manufacturing - 0.28%
Parker-Hannifin Corp.	1,500	161,490
Pentair PLC (b)	2,000	110,580
Stanley Black & Decker, Inc.	2,000	203,040
		475,110

Food and Beverage Stores - 0.30%
Kroger Co.	10,000	345,000
Whole Foods Market, Inc.	5,000	163,800
		508,800
Food Manufacturing - 1.44%
Archer-Daniels-Midland Co.	5,000	224,950
Campbell Soup Co.	2,500	119,975
ConAgra Foods, Inc.	5,000	208,400
General Mills, Inc.	5,000	283,800
Hormel Foods Corp.	3,000	183,300
Kellogg Co.	3,000	198,840
Kraft Heinz Co.	5,000	363,300
Mondelez International, Inc. - Class A	15,000	635,400
Tyson Foods, Inc. - Class A	5,000	211,400
		2,429,365
Food Services and Drinking Places - 1.13%
Chipotle Mexican Grill, Inc. (a)	100	71,001
McDonald's Corp.	8,000	760,160
Starbucks Corp.	12,500	683,875
Yum! Brands, Inc.	5,000	398,850
		1,913,886
Furniture and Home Furnishings Stores - 0.09%
Bed Bath & Beyond, Inc. (a)	2,500	155,275

Furniture and Related Product Manufacturing - 0.18%
Johnson Controls, Inc.	7,500	308,550

General Merchandise Stores - 1.89%
Costco Wholesale Corp.	2,500	350,125
Dollar General Corp.	2,500	186,225
Kohl's Corp.	3,000	153,090
Macy's, Inc.	3,000	175,830
Target Corp.	5,000	388,550
Wal-Mart Stores, Inc.	30,000	1,941,900
		3,195,720
Health and Personal Care Stores - 1.70%
CVS Health Corp.	10,000	1,024,000
Express Scripts Holdings Co. (a)	7,000	585,200
McKesson Corp.	2,000	395,160
Walgreens Boots Alliance, Inc.	10,000	865,500
		2,869,860
Hospitals - 0.21%
HCA Holdings, Inc. (a)	4,000	346,480

Insurance Carriers and Related Activities - 5.62%
ACE Ltd. (b)	3,000	306,480
Aetna, Inc.	2,500	286,300
Aflac, Inc.	5,000	293,000
Allstate Corp.	5,000	291,400
American International Group, Inc.	12,500	754,250
Anthem, Inc.	3,000	423,150
Aon PLC (b)	3,000	280,320
Berkshire Hathaway, Inc. - Class B (a)	20,000	2,680,800
Chubb Corp.	1,500	181,215
Cigna Corp.	3,000	422,370
Hartford Financial Services Group, Inc.	5,000	229,750

Humana, Inc.	2,000	365,580
Lincoln National Corp.	2,500	126,975
Loews Corp.	5,000	182,250
Marsh & McLennan Companies, Inc.	5,000	268,650
MetLife, Inc.	10,000	501,000
Principal Financial Group, Inc.	2,500	125,875
Progressive Corp.	5,000	149,800
Prudential Financial, Inc.	5,000	403,500
Travelers Companies, Inc.	3,000	298,650
UnitedHealth Group, Inc.	8,000	925,600
		9,496,915
Leather and Allied Product Manufacturing - 0.53%
NIKE, Inc. - Class B	8,000	894,000

Machinery Manufacturing - 1.42%
Cameron International Corp. (a)	2,500	166,900
Caterpillar, Inc.	5,000	382,200
Cummins, Inc.	2,500	304,375
Deere & Co.	2,500	204,450
FMC Technologies, Inc. (a)	2,500	86,950
Ingersoll-Rand PLC (b)	3,000	165,870
Lam Research Corp.	2,500	181,925
National Oilwell Varco, Inc.	5,000	211,650
United Technologies Corp.	7,500	687,075
		2,391,395
Management of Companies and Enterprises - 0.07%
AES Corp.	10,000	120,000

Merchant Wholesalers, Durable Goods - 0.33%
Delphi Automotive PLC (b)	2,500	188,800
TE Connectivity Ltd. (b)	4,500	266,805
Xerox Corp.	10,000	101,700
		557,305
Merchant Wholesalers, Nondurable Goods - 1.41%
Cardinal Health, Inc.	2,500	205,675
Procter & Gamble Co.	25,000	1,766,750
Ralph Lauren Corp.	1,500	166,785
Sysco Corp.	6,000	239,220
		2,378,430
Mining (except Oil and Gas) - 0.12%
Freeport-McMoRan, Inc.	7,500	79,800
Newmont Mining Corp.	7,500	128,025
		207,825
Miscellaneous Manufacturing - 1.51%
3M Co.	5,500	781,770
Baxter International, Inc.	7,500	288,375
Becton, Dickinson and Co.	2,000	282,040
Boston Scientific Corp. (a)	10,000	167,400
Coach, Inc.	4,000	121,000
Estee Lauder Companies, Inc.	2,500	199,425
Stryker Corp.	4,500	443,925
Zimmer Biomet Holdings, Inc.	2,500	258,900
		2,542,835

Miscellaneous Store Retailers - 0.08%
Staples, Inc.	10,000	142,100

Motion Picture and Sound Recording Industries - 0.51%
Netflix, Inc. (a)	2,500	287,575
Time Warner, Inc.	8,000	568,800
		856,375
Nonstore Retailers - 1.41%
Amazon.com, Inc. (a)	4,000	2,051,560
eBay, Inc. (a)	12,500	338,875
		2,390,435
Oil and Gas Extraction - 1.60%
Anadarko Petroleum Corp.	5,000	357,900
Apache Corp.	5,000	226,200
Chesapeake Energy Corp.	10,000	78,100
Devon Energy Corp.	5,000	213,300
EOG Resources, Inc.	5,000	391,550
Hess Corp.	3,500	208,075
Noble Energy, Inc.	5,000	167,050
Occidental Petroleum Corp.	8,000	584,080
Phillips 66	6,000	474,420
		2,700,675
Other Information Services - 3.62%
Facebook, Inc. - Class A (a)	25,000	2,235,750
Google, Inc. - Class A (a)	6,000	3,886,920
		6,122,670
Paper Manufacturing - 0.29%
International Paper Co.	5,000	215,700
Kimberly-Clark Corp.	2,500	266,325
		482,025
Petroleum and Coal Products Manufacturing - 3.08%
Chevron Corp.	17,500	1,417,325
Exxon Mobil Corp.	37,500	2,821,500
Marathon Oil Corp.	10,000	172,900
Marathon Petroleum Corp.	4,500	212,895
Murphy Oil Corp.	2,500	77,500
Tesoro Corp.	1,500	138,015
Valero Energy Corp.	6,000	356,040
		5,196,175
Plastics and Rubber Products Manufacturing - 0.26%
Illinois Tool Works, Inc.	4,000	338,120
Newell Rubbermaid, Inc.	2,500	105,325
		443,445
Primary Metal Manufacturing - 0.19%
Alcoa, Inc.	17,500	165,375
Nucor Corp.	3,500	151,515
		316,890

Professional, Scientific, and Technical Services - 3.58%
Accenture PLC - Class A (b)	5,000	471,350
Amgen, Inc.	7,500	1,138,350
Biogen, Inc. (a)	2,500	743,250
Cognizant Technology Solutions Corp. - Class A (a)	5,000	314,700
International Business Machines Corp.	9,000	1,331,010
MasterCard, Inc. - Class A	10,000	923,700
Nielsen Holdings PLC (b)	5,000	226,150
Omnicom Group, Inc.	3,500	234,430
salesforce.com, Inc. (a)	5,000	346,800
Yahoo!, Inc. (a)	10,000	322,400
		6,052,140
Publishing Industries (except Internet) - 3.72%
Adobe Sytems, Inc. (a)	5,000	392,850
Autodesk, Inc. (a)	2,500	116,875
CA, Inc.	5,000	136,450
Electronic Arts, Inc. (a)	2,500	165,375
Intuit, Inc.	3,000	257,250
McGraw Hill Financial, Inc.	500	48,495
Microsoft Corp.	70,000	3,046,400
Oracle Corp.	40,000	1,483,600
Symantec Corp.	7,500	153,675
Twenty-First Century Fox, Inc. - Class A	17,500	479,325
		6,280,295
Rail Transportation - 0.81%
CSX Corp.	10,000	273,800
Kansas City Southern	1,000	92,740
Norfolk Southern Corp.	3,000	233,730
Union Pacific Corp.	9,000	771,660
		1,371,930
Real Estate - 0.09%
CBRE Group, Inc. - Class A (a)	5,000	160,100

Rental and Leasing Services - 0.06%
United Rentals, Inc. (a)	1,500	103,995

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.26%
BlackRock, Inc.	1,200	362,964
Charles Schwab Corp.	10,000	303,800
CME Group, Inc.	3,500	330,540
Franklin Resources, Inc.	5,000	202,900
Goldman Sachs Group, Inc.	4,500	848,700
Invesco Ltd. (b)	5,000	170,550
Medtronic PLC (b)	12,500	903,625
Morgan Stanley	20,000	689,000
		3,812,079
Support Activities for Mining - 0.95%
ConocoPhillips	11,000	540,650
Halliburton Co.	7,500	295,125
Schlumberger Ltd. (b)	10,000	773,700
		1,609,475
Support Activities for Transportation - 0.18%
C.H. Robinson Worldwide, Inc.	2,000	134,860
Expedia, Inc.	1,500	172,485
		307,345

Telecommunications - 2.05%
AT&T, Inc.	45,000	1,494,000
CenturyLink, Inc.	5,000	135,200
Level 3 Communications, Inc. (a)	5,000	223,650
Verizon Communications, Inc.	35,000	1,610,350
		3,463,200
Transportation Equipment Manufacturing - 2.67%
Boeing Co.	6,000	784,080
BorgWarner, Inc.	2,500	109,100
Eaton Corp. PLC (b)	5,000	285,300
Ford Motor Co.	42,500	589,475
General Dynamics Corp.	3,000	426,090
General Motors Co.	15,000	441,600
Harley-Davidson, Inc.	2,000	112,100
Honeywell International, Inc.	8,000	794,160
Lockheed Martin Corp.	3,000	603,540
PACCAR, Inc.	4,500	265,365
Textron, Inc.	2,500	97,000
		4,507,810
Utilities - 3.10%
Ameren Corp.	2,500	100,725
American Electric Power Co., Inc.	5,000	271,450
CenterPoint Energy, Inc.	5,000	93,100
Consolidated Edison, Inc.	2,500	157,275
Dominion Resources, Inc.	5,000	348,750
DTE Energy Co.	2,000	156,120
Duke Energy Corp.	5,000	354,550
Edison International	2,500	146,200
Entergy Corp.	2,500	163,325
EQT Corp.	3,000	233,460
Eversource Energy	2,000	94,480
Exelon Corp.	7,500	230,700
FirstEnergy Corp.	5,000	159,800
Kinder Morgan, Inc.	15,000	486,150
NextEra Energy, Inc.	5,000	492,050
NiSource, Inc.	3,000	50,370
NRG Energy, Inc.	5,000	99,600
PG&E Corp.	4,500	223,110
PPL Corp.	7,500	232,425
Public Service Enterprise Group, Inc.	5,000	201,250
Sempra Energy	2,500	237,125
Southern Co.	7,500	325,575
Spectra Energy Corp.	7,500	218,025
Xcel Energy, Inc.	5,000	168,650
		5,244,265

Waste Management and Remediation Services - 0.24%
Republic Services, Inc.	5,000	204,900
Waste Management, Inc.	4,000	200,240
		405,140
Water Transportation - 0.35%
Carnival Corp. (b)	7,500	369,225
Royal Caribbean Cruises Ltd. (b)	2,500	220,400
		589,625
Wholesale Electronic Markets and Agents and Brokers - 0.10%
Genuine Parts Co.	2,000	166,980
TOTAL COMMON STOCKS (Cost $150,874,245)		148,063,672

REAL ESTATE INVESTMENT TRUSTS - 0.20%
Host Hotels & Resorts, Inc.	7,500	132,975
Weyerhaeuser Co.	7,500	209,550
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $437,430)		342,525

	Contracts
PURCHASED OPTIONS - 3.24%
Put Options - 3.24%
SPDR S&P 500 ETF Trust
Expiration: September 2015, Exercise Price: $201.00 (a)	4,380	1,900,920
Expiration: September 2015, Exercise Price: $203.00 (a)	5,550	3,568,650
Total Purchased Options (Cost $5,324,866)		5,469,570

Total Investments (Cost $156,636,541) - 91.08%		153,875,767
Other Assets in Excess of Liabilities - 8.92%		15,067,139
TOTAL NET ASSETS - 100.00%		$168,942,906

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

Abbreviations:
Ltd.	Limited Liability Company.
NV	Naamoloze Vennootschap is the Dutch term for a public limited liability company.

The accompanying notes are integral part to the Schedule of Investments.

Schooner Fund
Schedule of Written Options
August 31, 2015 (Unaudited)

	Contracts	Value
Put Options
SPDR S&P 500 ETF Trust
Expiration: September, 2015, Exercise Price: $182.00 (a)	5,500	$280,500
Total Written Options (Premiums received $333,743)		$280,500

(a)	Non-income producing security.

The accompanying notes are integral part to the Schedule of Investments.

Schooner Hedged Alternative Income Fund
Schedule of Investments
August 31, 2015 (Unaudited)

	Contracts	Value
PURCHASED OPTIONS - 0.65%
Put Options - 0.65%
SPDR S&P 500 ETF Trust
Expiration: September 2015, Exercise Price: $191.00 (a)	1,900	$505,400
Total Purchased Options (Cost $461,307)		505,400

Total Investments (Cost $461,307) - 0.65%		505,400
Other Assets in Excess of Liabilities - 99.35%		76,968,073
TOTAL NET ASSETS - 100.00%		$77,473,473

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Schooner Hedged Alternative Income Fund
Schedule of Written Options
August 31, 2015 (Unaudited)

	Contracts	Value
Put Options
Abercrombie & Fitch Co.
Expiration: September, 2015, Exercise Price: $15.00	250	$1,750
Akorn, Inc.
Expiration: September, 2015, Exercise Price: $35.00	170	5,950
Alcoa, Inc.
Expiration: September, 2015, Exercise Price: $7.50	1,000	9,000
Allegheny Technologies, Inc.
Expiration: October, 2015, Exercise Price: $15.00	255	7,650
Alnylam Pharmaceuticals, Inc.
Expiration: September, 2015, Exercise Price: $90.00	75	15,000
Ambarella, Inc.
Expiration: September, 2015, Exercise Price: $83.00	30	7,950
American Airlines Group, Inc.
Expiration: September, 2015, Exercise Price: $35.00	175	10,500
Apache Corp.
Expiration: September, 2015, Exercise Price: $36.00	225	6,525
Apple, Inc.
Expiration: October, 2015, Exercise Price: $98.00	80	8,400
Array Biopharma, Inc.
Expiration: September, 2015, Exercise Price: $5.00	750	13,125
Assured Guaranty Ltd.
Expiration: October, 2015, Exercise Price: $20.00	230	14,030
Atmel Corp.
Expiration: October, 2015, Exercise Price: $7.00	500	15,000
Baxalta, Inc.
Expiration: September, 2015, Exercise Price: $32.50	200	15,500
Cablevision Systems Corp.
Expiration: September, 2015, Exercise Price: $21.00	100	3,000
Expiration: September, 2015, Exercise Price: $22.00	200	9,500
Cempra, Inc.
Expiration: October, 2015, Exercise Price: $30.00	50	11,250
CF Industries Holdings, Inc.
Expiration: September, 2015, Exercise Price: $51.50	75	4,462
Chesapeake Energy Corp.
Expiration: September, 2015, Exercise Price: $5.50	1,000	9,000
Chicago Bridge & Iron Co. NV
Expiration: October, 2015, Exercise Price: $37.50	140	21,700
Ciena Corp.
Expiration: September, 2015, Exercise Price: $18.00	350	6,300
Cirrus Logic, Inc.
Expiration: September, 2015, Exercise Price: $26.00	110	3,300
Clovis Oncology, Inc.
Expiration: October, 2015, Exercise Price: $55.00	76	13,300
Cobalt International Energy, Inc.
Expiration: October, 2015, Exercise Price: $6.00	1,000	20,000

CONSOL Energy, Inc.
Expiration: October, 2015, Exercise Price: $11.00	400	17,600
Continental Resources, Inc.
Expiration: September, 2015, Exercise Price: $22.50	250	6,250
Devon Energy Corp.
Expiration: September, 2015, Exercise Price: $38.00	150	11,250
Diamond Offshore Drilling, Inc.
Expiration: September, 2015, Exercise Price: $20.00	200	6,100
Dow Chemical Co.
Expiration: October, 2015, Exercise Price: $39.50	200	16,000
Dyax Corp.
Expiration: September, 2015, Exercise Price: $20.00	250	13,750
Dycom Industries, Inc.
Expiration: September, 2015, Exercise Price: $55.00	100	4,500
Dynegy, Inc.
Expiration: September, 2015, Exercise Price: $22.50	100	6,000
Ensco PLC
Expiration: September, 2015, Exercise Price: $14.00	500	7,500
Esperion Therapeutics, Inc.
Expiration: September, 2015, Exercise Price: $45.00	95	25,175
Exterran Holdings, Inc.
Expiration: September, 2015, Exercise Price: $16.00	200	5,500
FireEye, Inc.
Expiration: September, 2015, Exercise Price: $35.00	100	9,000
First Solar, Inc.
Expiration: September, 2015, Exercise Price: $40.00	50	2,500
Expiration: September, 2015, Exercise Price: $42.50	130	11,960
Fitbit, Inc.
Expiration: October, 2015, Exercise Price: $30.00	150	30,000
Freeport-McMoRan, Inc.
Expiration: October, 2015, Exercise Price: $7.00	900	13,500
GameStop Corp.
Expiration: October, 2015, Exercise Price: $38.00	120	7,740
General Cable Corp.
Expiration: September, 2015, Exercise Price: $12.00	300	6,000
Genworth Financial, Inc.
Expiration: September, 2015, Exercise Price: $4.50	500	5,000
Golar LNG Ltd.
Expiration: September, 2015, Exercise Price: $30.00	130	2,600
GoPro, Inc.
Expiration: September, 2015, Exercise Price: $41.00	130	12,220
Groupon, Inc.
Expiration: October, 2015, Exercise Price: $4.00	500	5,000
Herbalife Ltd.
Expiration: September, 2015, Exercise Price: $48.00	130	8,385
Hertz Global Holdings, Inc.
Expiration: September, 2015, Exercise Price: $14.50	225	2,813
Imperva, Inc.
Expiration: September, 2015, Exercise Price: $55.00	50	6,500
Infoblox, Inc.
Expiration: September, 2015, Exercise Price: $17.50	350	26,250

Intra-Cellular Therapies, Inc.
Expiration: September, 2015, Exercise Price: $22.50	217	45,570
Intrexon Corp.
Expiration: September, 2015, Exercise Price: $40.00	75	9,000
Isis Pharmaceuticals, Inc.
Expiration: October, 2015, Exercise Price: $40.00	150	7,500
LyondellBasell Industries NV - Class A
Expiration: September, 2015, Exercise Price: $77.50	75	7,050
Marathon Oil Corp.
Expiration: September, 2015, Exercise Price: $13.00	600	6,900
Marvell Technology Group Ltd.
Expiration: September, 2015, Exercise Price: $9.50	500	14,000
MasTec, Inc.
Expiration: October, 2015, Exercise Price: $14.00	100	4,000
McDermott International, Inc.
Expiration: October, 2015, Exercise Price: $3.00	1,000	7,500
Medivation, Inc.
Expiration: October, 2015, Exercise Price: $75.00	60	10,950
MGM Resorts International
Expiration: September, 2015, Exercise Price: $18.50	300	10,800
Micron Technology, Inc.
Expiration: October, 2015, Exercise Price: $12.00	850	17,000
Nabors Industries Ltd.
Expiration: October, 2015, Exercise Price: $7.00	940	7,990
Netflix, Inc.
Expiration: October, 2015, Exercise Price: $85.00	50	10,900
Neurocrine Biosciences, Inc.
Expiration: September, 2015, Exercise Price: $35.00	70	1,750
Newfield Exploration Co.
Expiration: September, 2015, Exercise Price: $30.00	100	6,000
NewLink Genetics Corp.
Expiration: September, 2015, Exercise Price: $41.00	100	11,000
Newmont Mining Corp.
Expiration: September, 2015, Exercise Price: $14.50	500	7,500
Noble Corp PLC
Expiration: October, 2015, Exercise Price: $9.00	640	10,880
NXP Semiconductors NV
Expiration: October, 2015, Exercise Price: $75.00	100	23,000
Ophthotech Corp.
Expiration: September, 2015, Exercise Price: $40.00	110	31,625
Opko Health, Inc.
Expiration: October, 2015, Exercise Price: $9.50	250	7,500
Palo Alto Networks, Inc.
Expiration: September, 2015, Exercise Price: $140.00	50	10,500
Pandora Media, Inc.
Expiration: September, 2015, Exercise Price: $15.00	300	6,600
Patterson-UTI Energy, Inc.
Expiration: October, 2015, Exercise Price: $11.00	200	3,500
Qorvo, Inc.
Expiration: September, 2015, Exercise Price: $45.00	147	5,145
Range Resources Corp.
Expiration: September, 2015, Exercise Price: $30.00	150	3,750

Raptor Pharmaceuticals Corp.
Expiration: September, 2015, Exercise Price: $11.00	450	45,000
Retrophin, Inc.
Expiration: September, 2015, Exercise Price: $22.50	100	4,000
Rite Aid Corp.
Expiration: September, 2015, Exercise Price: $7.50	700	10,500
salesforce.com, Inc.
Expiration: September, 2015, Exercise Price: $61.00	75	2,362
SanDisk Corp.
Expiration: September, 2015, Exercise Price: $49.00	100	8,000
Scientific Games Corp.
Expiration: September, 2015, Exercise Price: $9.00	428	7,490
Seadrill Ltd.
Expiration: October, 2015, Exercise Price: $5.00	1,000	15,000
ServiceNow, Inc.
Expiration: September, 2015, Exercise Price: $60.00	100	5,700
Skyworks Solutions, Inc.
Expiration: September, 2015, Exercise Price: $75.00	110	4,840
Southwestern Energy Co.
Expiration: September, 2015, Exercise Price: $13.00	550	7,150
SPDR S&P 500 ETF Trust
Expiration: September, 2015, Exercise Price: $180.00	1,900	180,500
Splunk, Inc.
Expiration: September, 2015, Exercise Price: $55.50	115	13,225
Sprint Corp.
Expiration: October, 2015, Exercise Price: $4.50	1,000	25,000
SunEdison, Inc.
Expiration: September, 2015, Exercise Price: $7.00	200	3,800
SunPower Corp.
Expiration: September, 2015, Exercise Price: $21.00	200	6,700
Synaptics, Inc.
Expiration: September, 2015, Exercise Price: $66.00	95	8,788
Synergy Pharmaceuticals, Inc.
Expiration: September, 2015, Exercise Price: $6.00	80	800
Expiration: October, 2015, Exercise Price: $6.00	550	26,125
Tableau Software, Inc.
Expiration: September, 2015, Exercise Price: $87.00	50	7,875
Tesla Motors, Inc.
Expiration: September, 2015, Exercise Price: $200.00	30	3,570
Tetraphase Pharmaceuticals, Inc.
Expiration: September, 2015, Exercise Price: $30.00	90	13,320
Transocean Ltd
Expiration: September, 2015, Exercise Price: $10.00	700	7,700
Twitter, Inc.
Expiration: September, 2015, Exercise Price: $22.00	350	7,000
Universal Display Corp.
Expiration: September, 2015, Exercise Price: $34.00	135	7,425
Valeant Pharmaceuticals International, Inc.
Expiration: October, 2015, Exercise Price: $202.50	35	14,350
Valero Energy Corp.
Expiration: September, 2015, Exercise Price: $52.50	150	12,375
Wayfair, Inc.

Expiration: October, 2015, Exercise Price: $35.00	105	35,700
Weatherford International PLC
Expiration: October, 2015, Exercise Price: $7.00	1,100	16,500
Whiting Petroleum Corp.
Expiration: October, 2015, Exercise Price: $12.00	400	20,000
Williams Companies, Inc.
Expiration: September, 2015, Exercise Price: $41.50	100	14,300
Expiration: October, 2015, Exercise Price: $41.50	125	21,500
WisdomTree Investments, Inc.
Expiration: October, 2015, Exercise Price: $16.00	200	10,000
XPO Logistics, Inc.
Expiration: October, 2015, Exercise Price: $30.00	100	10,500
ZIOPHARM Oncology, Inc.
Expiration: October, 2015, Exercise Price: $7.00	470	21,150
		1,387,440
Total Written Options (Premiums received $1,974,376)		$1,387,440

The accompanying notes are an integral part of the Schedule of Investments

The cost basis of investments for federal income tax purposes at August 31, 2015
was as follows*:	Schooner Fund	Schooner Hedged Alternative Income Fund

Cost of investments	$156,636,541	$461,307
Gross unrealized appreciation - Investments	9,103,420	44,093
Gross unrealized appreciation - Written options	58,711	701,509
Gross unrealized depreciation - Investments	(11,864,194)	-
Gross unrealized depreciation - Written Options	(5,468)	(114,573)
Net unrealized appreciation	$(2,707,531)	$631,029

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the stock is traded.

Fund securities listed including common stock and convertible preferred stocks, on the NASDAQ Stock Market, Inc.
(“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.
If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. OTC securities that are not traded on NASDAQ shall be valued at the most recent trade price. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the
Advisor to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the fund are accurately priced.

Debt securities other than short-term instruments are valued at the mean between the closing bid and ask prices provided by a pricing service (“Pricing Service”). If the closing bid and ask prices are not readily available, the Pricing
Service may provide a price determined by a matrix pricing method or other analytical pricing models. The Fund’s
Pricing Services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the Pricing Services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value and generally will be classified as Level 2. Fixed income securities including corporate bonds and convertible bonds are normally valued on the basis of quotes obtained from brokers and dealers or a Pricing Service. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).
NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades forth option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Redeemable securities issued by open-end, registered investment companies, including money market fund, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and
Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.
ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2015, in valuing the Fund’s investments carried at fair value:

Schooner Fund
	Level 1	Level 2	Level 3	Total
Assets1
Common Stocks	$148,063,672	$-	$-	$148,063,672
Real Estate Investment Trusts	342,525	-	-	342,525
Purchased Options	5,469,570	-	-	5,469,570
Total Assets	$153,875,767	$-	$-	$153,875,767

Liabilities:
Written Options	$280,500	$-	$-	$280,500
Total Liabilities	$280,500	$-	$-	$280,500

Schooner Hedged Alternative Income Fund
	Level 1	Level 2	Level 3	Total
Assets:1
Purchased Options	$505,400	$-	$-	$505,400
Total Assets	$505,400	$-	$-	$505,400

Liabilities:
Written Options	$925,205	$462,235	$-	$1,387,440
Total Liabilities	$925,205	$462,235	$-	$1,387,440

1 See the Schedule of Investments for industry classifications.

The Fund did not invest in any Level 3 investments during the period ended August 31, 2015. During the period ended August 31, 2015, there were no transfers between levels for the Fund. It is the Fund's policy to record transfers between levels as of the end of the reporting period.

Disclosures about Derivative Instruments and Hedging Activities

The Fund invested in derivative instruments such as purchased options during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of August 31, 2015 was as follows:

Schooner Fund

Derivatives
not accounted
for as hedging	Asset		Liability
instruments	Derivative	Value	Derivative	Value
Equity Contracts - Options	Investments, at value	$5,469,570	Options written, at value	$280,500
Total		$5,469,570		$280,500

The effect of derivative instruments on income for the period June 1, 2015 through August 31, 2015 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income

Derivatives not accounted for		Purchased	Written
as hedging instruments		Options	Options	Total
Equity Contracts		$4,736,279	$(1,491,349)	$3,244,930
Total		$4,736,279	$(1,491,349)	$3,244,930

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income

Derivatives not accounted for		Purchased	Written
as hedging instruments		Options	Options	Total
Equity Contracts		$1,436,842	$52,243	$1,489,085
Total		$1,436,842	$52,243	$1,489,085

Schooner Hedged Alternative Income Fund

Derivatives
not accounted
for as hedging	Asset		Liability
instruments	Derivative	Value	Derivative	Value
Equity Contracts - Options	Investments, at value	$505,400	Options written, at value	$1,387,440
Total		$505,400		$1,387,440

The effect of derivative instruments on income for the period June 1, 2015 through August 31, 2015 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income

Derivatives not accounted for		Purchased	Written
as hedging instruments		Options	Options	Total
Equity Contracts		$2,586,087	$(3,569,781)	$(983,694)
Total		$2,586,087	$(3,569,781)	$(983,694)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income

Derivatives not accounted for		Purchased	Written
as hedging instruments		Options	Options	Total
Equity Contracts		$73,266	$370,647	$443,913
Total		$73,266	$370,647	$443,913

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
                                                 John Buckel,  President

Date        October 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
                                                   John Buckel,  President

Date        October 13, 2015

By (Signature and Title)* /s/ Jennifer Lima
                                                   Jennifer Lima, Treasurer

Date        October 13, 2015

* Print the name and title of each signing officer under his or her signature.